Commitments And Contingencies (Details Narrative)			1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 01, 2018 USD ($)	Dec. 01, 2018 CAD ($)	Dec. 31, 2017 shares	Jun. 30, 2019 shares	Dec. 31, 2018 USD ($) shares	Dec. 01, 2015 USD ($)	Dec. 01, 2015 CAD ($)	Oct. 21, 2012 ft²
Office and grow space | ft²								8,387
Security deposit					$ 6,335	$ 6,594
Lease expiration date	Nov. 30, 2021	Nov. 30, 2021			Nov. 30, 2021
Monthly rental payments	$ 4,376				$ 4,504
Number shares issued for legal proceedings | shares			4,750,000	20,000,000	20,000,000
CAD [Member]
Security deposit							$ 8,636
Monthly rental payments		$ 5,836